Summary of Significant Accounting Policies (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable	$ 10,492,646	$ 4,416,193	$ 2,766,776
Less: allowance for discounts	(1,004,000)	(1,088,720)	0
Less: allowance for doubtful accounts	(253,552)	(25,129)	(197,684)
Accounts receivable - net	$ 9,235,094	$ 3,302,344	$ 2,569,092